Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cash flow from (used in) operating activities:
Net Income	$ 30,361	$ 23,672
Adjustments to reconcile net income to net cash from operating activities:
Depreciation and amortization	827	55
Gain on foreign currency remeasurement	(3,589)	(2,166)
Loss on short-term investments	7	0
Deferred taxes	6,756	6,063
Accounts receivable	(1,808)	(7,707)
Prepaid expenses, other current and non-current assets	(269)	274
Accounts payable, accrued expenses and other payables	1,291	(1,046)
Contract liabilities	(112)	(208)
Income tax payable	158	5
Other current and non-current liabilities	1,293	284
Net cash flows from (used in) operating activities	34,915	19,226
Cash flow from (used in) investing activities:
Purchases of intangible assets	0	(4)
Purchases of property and equipment	(14)	(40)
Purchases of short-term investments	(31,934)	(19,298)
Sales of short-term investments	0	33,725
Net cash flows from (used in) investing activities	(31,948)	14,383
Cash flow from (used in) financing activities:
Net cash flows from (used in) financing activities:	0	0
Net foreign exchange difference on cash and cash equivalents	(15)	(22)
Net decrease in cash and cash equivalents	2,952	33,587
Cash and cash equivalents at beginning of period	206,911	217,352
Cash and cash equivalents at end of period	209,863	250,939
Cash paid during year for:
Interest	81	0
Income taxes	$ 93	$ 82